Other operating expenses - Litigation costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
R J Reynolds Tobacco Company | Illinois | Master settlement agreement
Other Operating Expenses [Line Items]
Additional credit received			£ 26
Engle and Other Litigations Costs
Other Operating Expenses [Line Items]
Other adjusting items in other operating expenses	£ 157	£ 96	£ 170
Engle and Other Litigations Costs, NPM adjustment credit | Idaho
Other Operating Expenses [Line Items]
Other adjusting items in other operating expenses	(2)
Engle and Other Litigations Costs, NPM adjustment credit | Washington
Other Operating Expenses [Line Items]
Other adjusting items in other operating expenses	£ (18)
Engle and Other Litigations Costs, NPM adjustment credit | Iowa
Other Operating Expenses [Line Items]
Other adjusting items in other operating expenses		£ (6)